Seligman Time Horizon/Harvester Series, Inc.

May 3, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  Seligman Time Horizon/Harvester Series, Inc. (the “Fund”)

Post-Effective Amendment No. 10

File Nos. 333-85111 and 811-09545

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Fund’s Prospectus and Statement of Additional Information, dated May 1, 2007, that would have been filed pursuant to Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 10 to the Fund’s Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 30, 2007.

If you have any questions or comments, please contact the undersigned at (212) 850-1703.

Very truly yours,

/s/ Joseph D’Alessandro

Joseph D’Alessandro

Assistant Secretary

100 Park Avenue • New York, New York 10017 • (212) 850-1864